Pension benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Contribution Plan [Line Items]
Total company contributions	$ 29	$ 34	$ 8
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation				$ 101	$ 146
Contributions expected to be paid [Abstract]
2016	12
2017	12
2018	12
2019	13
2020	13
2021-2025	70
Total payments expected during the next 10 years	132
Defined Benefit Pension Plan
Effect of formerly SFAS No. 158 on the consolidated balance sheet [Abstract]
Non-current liabilities				37	82
Deferred tax asset				(8)	(22)
Shareholders equity				29	60
Annual pension cost [Abstract]
Service cost	12	13	14
Interest cost on prior years’ benefit obligation	4	7	7
Gross pension cost for the year	16	20	21
Expected return on plan assets	(3)	(6)	(4)
Administration charges	1	1	0
Net pension cost for the year	14	15	17
Social security cost	2	2	2
Amortization of actuarial gains/losses	3	2	2
Impact of settlement/curtailment funded status	0	0	(2)
Total net pension cost	19	19	19
The funded status of the defined benefit plan [Abstract]
Projected benefit obligations at end of period	186	180	180	130	186	$ 180
Plan assets at market value	(114)	(129)	(129)	(97)	(114)	$ (129)
Accrued pension liability exclusive social security				33	72
Social security related to pension obligations				4	10
Accrued pension liabilities				$ 37	$ 82
Change in benefit obligations [Roll Forward]
Projected benefit obligations at beginning of period	186	180
Interest cost	4	7	7
Service cost	12	13	14
Benefits paid	(2)	(2)
Change in unrecognized actuarial gain	(20)	23
Settlement	(20)	0
Foreign currency translations	(30)	(35)
Projected benefit obligations at end of period	130	186	180
Change in pension plan assets [Roll Forward]
Fair value of plan assets at beginning of year	114	129
Estimated return	3	2
Contribution by employer	12	17
Administration charges	(1)	(1)	0
Benefits paid	(2)	(2)
Change in unrecognized actuarial loss	0	(9)
Settlement	(11)	0
Foreign currency translations	(18)	(22)
Fair value of plan assets at end of year	$ 97	$ 114	$ 129
Assumptions used in calculation of pension obligations [Abstract]
Rate of compensation increase at the end of year (in hundredths)				2.50%	2.75%	3.75%
Discount rate at the end of year (in hundredths)				2.70%	2.30%	4.00%
Prescribed pension index factor (in hundredths)	1.20%	1.20%	1.40%
Expected return on plan assets for the year (in hundredths)	3.30%	3.20%	4.40%
Employee turnover (in hundredths)	4.00%	4.00%	4.00%
Expected increases in Social Security Base (in hundredths)	2.50%	2.50%	3.50%
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)				100.00%	100.00%
Defined Benefit Pension Plan | Equity Securities
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)				6.10%	7.20%
Defined Benefit Pension Plan | Debt Securities
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)				47.50%	51.90%
Defined Benefit Pension Plan | Real Estate
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)				14.70%	14.20%
Defined Benefit Pension Plan | Money Market
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)				25.20%	23.50%
Defined Benefit Pension Plan | Other
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)				6.50%	3.20%
Defined Benefit Pension Plan | Onshore Employees
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (in hundredths)				66.00%
Retirement age	67 years
Retirement pension cap (in hundredths)				66.00%
Multiple of base				12
Retirement age to receive pre-retirement pension	62 years
Defined Benefit Pension Plan | Offshore Employees
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (in hundredths)				60.00%
Retirement age	67 years
Defined Benefit Pension Plan | Offshore Employees, Mobile Units
Defined Benefit Plan Disclosure [Line Items]
Retirement age to receive pre-retirement pension	60 years